OPERATING EXPENSES (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating expenses [Abstract]
Impairment of the other assets	[1]	$ 45,850	$ 38,775	$ 16,797
Depreciation of premises and equipment		316,281	329,258	306,689
Amortization of intangible assets		116,752	149,776	153,799
Total impairment, depreciation and amortization		$ 478,883	$ 517,809	$ 477,285	[2]

[1]	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2017, 2016 and 2015 is presented in the table below:
[2]	The Bank inadvertently inverted the label of the amounts reported for Operating Expenses and Depreciation and Amortization in 2015. There was no impact in total operating expenses or profit before tax.